Recently Issued and Adopted Accounting Pronouncements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
VIECO USA, Inc. [Member]
Recently Issued and Adopted Accounting Pronouncements (Details) [Line Items]
Operating leases amounted	$ 24.9	$ 27.9